Meridian Contrarian Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks - 97.0%
Communication Services - 2.0%
Wireless Telecommunication Services - 2.0%
Telephone and Data Systems, Inc.	611,000	$14,028,560
Total Communication Services		14,028,560
Consumer Discretionary - 11.4%
Auto Components - 2.8%
Aptiv Plc	40,000	5,516,000
Lear Corp.	78,000	14,137,500
		19,653,500
Hotels, Restaurants & Leisure - 1.7%
Papa John's International, Inc.	30,000	2,659,200
Penn National Gaming, Inc. [1,2]	66,000	6,919,440
PlayAGS, Inc. [1]	285,000	2,302,800
		11,881,440
Household Durables - 2.3%
Newell Brands, Inc.	620,000	16,603,600
Multiline Retail - 0.6%
Nordstrom, Inc. [2]	103,000	3,900,610
Specialty Retail - 4.0%
Monro, Inc. [2]	136,000	8,948,800
Sally Beauty Holdings, Inc. [1,2]	710,000	14,292,300
Vroom, Inc. [1,2]	132,000	5,146,680
		28,387,780
Total Consumer Discretionary		80,426,930
Consumer Staples - 4.1%
Food Products - 4.1%
Nomad Foods Ltd. (United Kingdom) [1]	244,000	6,700,240
TreeHouse Foods, Inc. [1,2]	428,000	22,358,720
Total Consumer Staples		29,058,960
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
APA Corp.	561,000	10,041,900
Cimarex Energy Co.	112,000	6,651,680
Total Energy		16,693,580
Financials - 12.8%
Banks - 7.0%
Comerica, Inc.	87,000	6,241,380
First Horizon Corp.	933,000	15,777,030
U.S. Bancorp	242,000	13,385,020
Wells Fargo & Co.	368,000	14,377,760
		49,781,190
	Shares	Value
Capital Markets - 1.1%
Bespoke Capital Acquisition Corp. Class A (United Kingdom) [1]	342,000	$3,406,320
Northern Genesis Acquisition Corp. [1,2]	130,000	2,120,300
Northern Genesis Acquisition Corp. II [1,2]	200,000	2,048,000
		7,574,620
Insurance - 4.7%
American International Group, Inc.	383,000	17,698,430
Axis Capital Holdings Ltd.	311,000	15,416,270
		33,114,700
Total Financials		90,470,510
Health Care - 10.5%
Biotechnology - 2.6%
Albireo Pharma, Inc. [1]	135,036	4,760,019
Deciphera Pharmaceuticals, Inc. [1]	99,000	4,439,160
Heron Therapeutics, Inc. [1,2]	267,790	4,340,876
Legend Biotech Corp. ADR [1,2]	87,821	2,548,565
Precision BioSciences, Inc. [1]	229,151	2,371,713
		18,460,333
Health Care Equipment & Supplies - 1.7%
Merit Medical Systems, Inc. [1]	118,810	7,114,343
Talis Biomedical Corp. [1,2]	380,824	4,893,588
		12,007,931
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. [1,2]	365,000	20,856,100
Health Care Technology - 1.5%
Change Healthcare, Inc. [1]	480,000	10,608,000
Pharmaceuticals - 1.8%
Teva Pharmaceutical Industries Ltd. ADR (Israel) [1]	1,079,000	12,451,660
Total Health Care		74,384,024
Industrials - 20.5%
Building Products - 1.1%
Advanced Drainage Systems, Inc.	76,611	7,920,811
Commercial Services & Supplies - 4.2%
Covanta Holding Corp.	892,000	12,363,120
Driven Brands Holdings, Inc. [1]	438,500	11,146,670
Stericycle, Inc. [1]	92,000	6,210,920
		29,720,710
Construction & Engineering - 1.7%
API Group Corp. [1]	591,000	12,221,880

Meridian Funds	1	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
Electrical Equipment - 0.4%
American Superconductor Corp. [1]	155,000	$2,938,800
Machinery - 7.3%
CNH Industrial, N.V. (United Kingdom) [1,2]	930,000	14,545,200
Evoqua Water Technologies Corp. [1]	254,000	6,680,200
Hillenbrand, Inc.	216,000	10,305,360
Welbilt, Inc. [1,2]	1,247,000	20,263,750
		51,794,510
Marine - 1.6%
Matson, Inc.	170,000	11,339,000
Professional Services - 1.8%
CACI International, Inc. Class A [1]	50,000	12,333,000
Road & Rail - 2.4%
AMERCO	27,000	16,540,200
Total Industrials		144,808,911
Information Technology - 17.7%
Communications Equipment - 1.7%
Juniper Networks, Inc.	484,000	12,259,720
Electronic Equipment, Instruments & Components - 1.4%
Trimble, Inc. [1]	123,156	9,580,306
IT Services - 1.9%
Sabre Corp. [2]	892,000	13,210,520
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. [1]	89,000	6,986,500
Allegro MicroSystems, Inc. (Japan) [1]	142,000	3,599,700
Ambarella, Inc. [1]	75,000	7,529,250
Micron Technology, Inc. [1]	140,000	12,349,400
NVIDIA Corp.	5,000	2,669,650
ON Semiconductor Corp. [1]	336,000	13,980,960
SMART Global Holdings, Inc. [1,2]	305,000	14,036,100
		61,151,560
Software - 4.1%
ACV Auctions, Inc. Class A [1]	30,833	1,067,130
Cerence, Inc. [1,2]	60,250	5,397,195
Cognyte Software Ltd. (Israel) [1]	234,000	6,507,540
Nuance Communications, Inc. [1]	182,000	7,942,480
Zuora, Inc. Class A [1]	564,000	8,347,200
		29,261,545
Total Information Technology		125,463,651
Materials - 2.8%
Chemicals - 2.8%
Huntsman Corp.	306,000	8,821,980
	Shares	Value
Olin Corp.	282,000	$10,707,540
Total Materials		19,529,520
Real Estate - 7.5%
Equity Real Estate Investment Trusts (REITS) - 7.5%
Alexander & Baldwin, Inc.	695,000	11,669,050
Colony Capital, Inc. [2]	3,107,000	20,133,360
NETSTREIT Corp.	272,000	5,029,280
VICI Properties, Inc. [2]	573,000	16,181,520
Total Real Estate		53,013,210
Utilities - 5.3%
Electric Utilities - 1.8%
Avangrid, Inc. [2]	256,000	12,751,360
Gas Utilities - 2.5%
National Fuel Gas Co.	146,000	7,298,540
Northwest Natural Holding Co.	189,796	10,239,494
		17,538,034
Independent Power & Renewable Electricity Producers - 1.0%
Brookfield Renewable Corp. Class A	158,697	7,427,020
Total Utilities		37,716,414
Total Common Stocks - 97.0% (Cost $444,817,482)		685,594,270
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/1/25 [1]	450,000	117,135
Total Information Technology		117,135
Total Warrants - 0.0% (Cost $250,695)		117,135
	Shares/ Principal Amount
Short-Term Investments - 0.9%[3]
Money Market Funds - 0.2%
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.04%	315,000	315,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.04%	950,000	950,000
Total Money Market Funds (Cost $1,265,000)		1,265,000

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 0.7%
Bank of America Securities, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $1,465,262 (collateralized by various U.S. Government Sponsored Agency, 1.00% - 5.50%, 6/1/24 - 1/1/59, totaling $1,494,567)	$1,465,262	$1,465,262
Citigroup Global Markets, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $1,465,262 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.13% - 4.00%, 5/15/23 - 9/15/57, totaling $1,494,567)	1,465,262	1,465,262
Daiwa Capital Markets America, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $1,465,262 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 5/4/21 - 4/1/51, totaling $1,494,567)	1,465,262	1,465,262
	Shares/ Principal Amount	Value
JP Morgan Securities LLC, dated 3/31/21, due 4/1/21, 0.01% total to be received $634,639 (collateralized by various U.S. Treasury Obligations, 0.00% - 2.00%, 10/15/25 - 11/15/50, totaling $647,332)	$634,639	$634,639
Total Repurchase Agreements (Cost $5,030,425)		5,030,425
Total Short-Term Investments - 0.9% (Cost $6,295,425)		6,295,425
Total Investments - 97.9% (Cost $451,363,602)		692,006,830
Cash and Other Assets, Less Liabilities - 2.1%		15,151,853
Net Assets - 100.0%		$707,158,683

ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2021. Total value of such securities at period-end amounts to $ 132,576,241 and represents 18.75% of net assets.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com